Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities

Maturity analysis of undiscounted future lease payments for lease liabilities:

December 31,
2024
2025	$5,883
2026	4,997
2027	3,126
2028	2,189
2029	1,825
2030 and thereafter	14,670
Total undiscounted cash flows	$32,690

Less imputed interest	(5,832)
Present value of lease liabilities	$26,858

Schedule of Information on leases	Information on leases:
	Year ended December 31,
	2023	2024

Expenses relating to operating lease costs	$2,225	$2,455
Expenses relating to short-term leases	$62	$38
Expenses relating to variable lease payments	$2,872	$3,536
Total cash outflow for leases	$5,159	$6,029

Schedule of Weighted Average Remaining Lease Terms

The following is a summary of weighted average remaining lease terms and discount rates for all of the Company’s operating leases:

December 31,
2024
Weighted average remaining lease term (years)	11.21
Weighted average discount rate	3.79%

Schedule of Right-of-Use Assets	Disclosures in respect of right-of-use assets:
	Buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2023	$40,452	$4,871	$45,323
Additions during the year:
New leases	1,150	1,575	2,725
Modification of leases	910	66	976
Adjustments for indexation	871	72	943
Adjustments arising from translating financial statements of foreign operations	37	212	249
Business combination	62	-	62
Disposals during the year:
Termination of leases	(298)	(378)	(676)

Balance as of December 31, 2023	$43,184	$6,418	$49,602

Accumulated depreciation:
Balance as of January 1, 2023	15,250	2,537	17,787
Additions during the year:
Depreciation	3,689	1,470	5,159
Adjustments arising from translating financial statements of foreign operations	929	428	1,357
Disposals during the year:
Termination of leases	(192)	(227)	(419)

Balance as of December 31, 2023	19,676	4,208	23,884

Depreciated cost at December 31, 2023	$23,508	$2,210	$25,718
	Buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2024	$43,184	$6,418	$49,602
Additions during the year:
New leases	2,086	2,050	4,136
Adjustments for indexation	784	75	859
Adjustments arising from translating financial statements of foreign operations	(680)	(3,674)	(4,354)
Business combination	314	-	314
Disposals during the year:
Termination of leases	(22)	(303)	(325)

Balance as of December 31, 2024	$45,666	$4,566	$50,232

Accumulated depreciation:
Balance as of January 1, 2024	19,676	4,208	23,884
Additions during the year:
Depreciation	3,816	1,621	5,437
Adjustments arising from translating financial statements of foreign operations	80	(3,661)	(3,581)
Disposals during the year:
Termination of leases	(10)	(205)	(215)

Balance as of December 31, 2024	23,562	1,963	25,525

Depreciated cost at December 31, 2024	$22,104	$2,603	$24,707